Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Plan [Abstract]
Percentage of eligible compensation	100.00%
Total contributions	$ 1.9	$ 1.6	$ 1.9
Vested, percentage	100.00%